Subsequent Event (Details Narrative) - Subsequent Event	Mar. 10, 2022 USD ($)
Statement [Line Items]
Pre-drilling costs	$ 198,620
Libor plus interest rate	3.50%
PXP Loan
Statement [Line Items]
Loan received, amount	$ 198,620